FAIR VALUE MEASUREMENTS 6 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Equity Method And Other Investments [Line Items]
Loss on impairment of RBS Sempra Commodities					$ (16)
Loss on impairment of RBS Sempra Commodities, after tax					(10)
Rockies Express [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method Investment, Other Than Temporary Impairment	(100)	(300)
Equity Method Investment, Other Than Temporary Impairment, Net Of Tax Benefit	(60)	(179)
Equity Method Investment, Other Than Temporary Impairment, Gross			$ 0	$ (400)	$ 0